Provisions and other non-financial liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Tax withholdings	$ 1,208	$ 3,345
VAT payable	1,642	3,465
Guarantees received	2,636	2,641
Accrual for dividend	8,027	68,890
Monthly tax provisional payments	8,407	16,659
Deferred income	6,435	3,033
Withholdings from employees and salaries payable	5,017	4,575
Accrued vacations	24,003	21,686
Other current liabilities	3,580	2,605
Total	$ 60,955	$ 126,899